Share-Based Compensation - GasLog Partners' Plan (Details) - GasLog Partners LP	12 Months Ended
	Dec. 31, 2019 EquityInstruments	Apr. 01, 2019 USD ($)	Dec. 31, 2018 EquityInstruments	Apr. 02, 2018 USD ($)	Dec. 31, 2017 EquityInstruments	Apr. 03, 2017 USD ($)
RCUs
Share-Based Compensation
Vesting period	3 years
Number of units outstanding	76,467		75,084		67,475
RCUs granted 3 April 2017
Share-Based Compensation
Number of units outstanding	26,097
Fair value at grant date | $						$ 23.85
RCUs granted 2 April 2018
Share-Based Compensation
Number of units outstanding	24,608
Fair value at grant date | $				$ 23.40
RCUs granted 1 April 2019
Share-Based Compensation
Number of units outstanding	26,308
Fair value at grant date | $		$ 22.99
PCUs
Share-Based Compensation
Vesting period	3 years
Number of units outstanding	76,467		75,084		67,475
PCUs | TUR above 75th Percentile of peer group
Share-Based Compensation
Vesting percentage of awards	100.00%
PCUs | TUR Between 50th and 75th percentile of peer group
Share-Based Compensation
Vesting percentage of awards	50.00%
PCUs | TUR Below the 50th percentile of peer group
Share-Based Compensation
Vesting percentage of awards	0.00%
PCUs granted 3 April 2017
Share-Based Compensation
Number of units outstanding	26,097
Fair value at grant date | $						$ 23.85
PCUs granted 2 April 2018
Share-Based Compensation
Number of units outstanding	24,608
Fair value at grant date | $				$ 23.40
PCUs granted 2 April 2018
Share-Based Compensation
Number of units outstanding	26,308
Fair value at grant date | $		$ 22.99